Related Party Transactions - Summary of Fees Associated with GTA and TSA (Detail)	12 Months Ended
Dec. 31, 2015 USD ($) $ / MMBTU $ / gal
Gas Transportation Agreement, June 1, 2015 to June 1, 2030 [Member] | Usage Fee [Member]
Related Party Transaction [Line Items]
Fees associated with GTA or TSA | $ / MMBTU	0.04
Gas Transportation Agreement , January 1, 2016 to December 31, 2025 [Member]
Related Party Transaction [Line Items]
Gas transportation agreement, demand fee | $	$ 360,000
Transportation Services Agreement, October 1, 2015 to October 1, 2030 [Member] | Usage Fee [Member]
Related Party Transaction [Line Items]
Fees associated with GTA or TSA | $ / gal	0.04